Registration No. 333-49278

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No.	/x/ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

copy to:

Lewis G. Cole, Esq.
Stroock & Stroock & Lavan LLP
New York, New York 10038-4982

           An indefinite number of Registrant's shares of common stock has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following: (1) Facing Sheet of the Registration Statement. (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-49278) filed on November 3, 2000.

           This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
PART C
OTHER INFORMATION

Item 15.	Indemnification.

          The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed on March 29, 2000.

Item 16.	Exhibits - All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 33-9634) (the "Registration Statement") unless otherwise noted.

(1)	Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 9.

(2)	By-Laws. Incorporated by reference to Post-Effective Amendment No. 15.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Not Applicable.

(6)	Management Agreement between the Registrant and The Dreyfus Corporation. Incorporated by reference to Post- Effective Amendment No. 9.

(7)	Distribution Agreement between the Registrant and Dreyfus Service Corporation. Incorporated by reference to Post-Effective Amendment No. 15.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 9.

(10)	reference to Post-Effective Amendment No. 93.

(11)(a)	Opinion of Registrant's counsel is incorporated by reference to the Registration Statement.

(11)(b)	Consent of Stroock & Stroock & Lavan LLP.**

(12)	Opinion and consent of Stroock & Stroock & Lavan LLP regarding tax matters.***

(13)	Not Applicable.

(14)	Consent of Independent Auditors.**

(15)	Not Applicable.

(16)	Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 15 and to the Signature Page of the N-14 Registration Statement filed on November 3, 2000.

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated April 1, 2000.**

(17)(c)	Dreyfus U.S. Treasury Short Term Fund's Prospectus dated May 1, 2000.**

* ** ***	Filed on November 3, 2000 as part of the Prospectus/Proxy Statement contained in the N-14 Registration Statement.
Filed on November 3, 2000 as an Exhibit to the N-14 Registration Statement.
Filed herewith as part of Post-Effective Amendment No. 1 to the N-14 Registration Statement.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 28th day of February, 2001.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND (Registrant) By: /S/ STEPHEN E. CANTER Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen E. Canter Stephen E. Canter	President (Principal Executive Officer)

/s/ Joseph Connolly Joseph Connolly	Vice President and Treasurer (Principal Accounting and Financial Officer)

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board

/s/ Lucy Wilson Benson* Lucy Wilson Benson	Board Member

/s/ David W. Burke* David W. Burke	Board Member

/s/ Martin D. Fife* Martin D. Fife	Board Member

/s/ Whitney I. Gerard* Whitney I. Gerard	Board Member

/s/ Arthur A. Hartman* Arthur A. Hartman	Board Member

/s/ George L. Perry* George L. Perry	Board Member

/s/ Paul D. Wolfowitz* Paul D. Wolfowitz	Board Member

*By: /s/ Robert R. Mullery Robert R. Mullery, Attorney-in-Fact	February 28, 2001

EXHIBIT INDEX

Exhibit 12      Opinion and consent of counsel regarding tax matters.